Biological Assets	9 Months Ended
Mar. 31, 2023
Agriculture [Abstract]
Biological Assets	Biological Assets

Accounting Policy

The Company defines biological assets as living plants up to the point of harvest. Biological assets are measured at fair value less costs to sell at the end of each reporting period in accordance with IAS 41 - Agriculture using the income approach. The Company utilizes an income approach to determine the fair value less cost to sell at a specific measurement date, based on the existing plants’ stage of completion up to the point of harvest. The Company cultivates cannabis and propagation plants biological assets. For cannabis plants, the stage of completion is determined based on the specific date of clipping the mother plant, the period-end reporting date, the average growth rate for the strain and facility environment and is calculated on a weighted average basis for the number of plants in the specific lot. Propagation plants are comprised solely of plants from the Bevo business, and are sold as living plants to customers and therefore not harvested into inventory. For propagation plants, the stage of completion is determined based on the propagation date, the promised date, and the period-end reporting date.

The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of cannabis biological assets:

Inputs and assumptions	Description	Correlation between inputs and fair value
Average selling price per gram	Represents the average selling price per gram of dried cannabis net of excise taxes, where applicable, for the period for all strains of cannabis sold, which is expected to approximate future selling prices.	If the average selling price per gram were higher (lower), estimated fair value would increase (decrease).
Average attrition rate	Represents the weighted average number of plants culled at each stage of production.	If the average attrition rate was lower (higher), estimated fair value would increase (decrease).
Weighted average yield per plant	Represents the weighted average number of grams of dried cannabis inventory expected to be harvested from each cannabis plant.	If the weighted average yield per plant was higher (lower), estimated fair value would increase (decrease).
Cost per gram to complete production	Based on actual production costs incurred divided by the grams produced in the period.	If the cost per gram to complete production was lower (higher), estimated fair value would increase (decrease).
Weighted average effective yield	Represents the estimated percentage of harvested product that meets specifications in order to be sold as a dried cannabis product.	If the weighted average effective yield were higher (lower), the estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the weighted average number of days in production over a total average grow cycle of approximately twelve weeks.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to cannabis biological assets and include all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of propagation plants biological assets:
Inputs and assumptions	Description	Correlation between inputs and fair value
Selling price per plant	Represents selling price per plant, which is based on committed purchase plans.	If selling price per plant were higher (lower), estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the number of days in production over the promised date less the propagation date.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to propagation plants biological assets based on a rolling gross margin rate and includes all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The following is a breakdown of biological assets:

	March 31, 2023	June 30, 2022
	$	$
Indoor cannabis production facilities	8,428	23,367
Outdoor cannabis production facilities	—	460
Plant propagation production facilities	14,262	—
	22,690	23,827

The following table highlights the sensitivities and impact of changes in significant assumptions on the fair value of biological assets grown at indoor cannabis production facilities:

Significant inputs & assumptions	Range of inputs		Sensitivity	Impact on fair value
	March 31, 2023	June 30, 2022		March 31, 2023	June 30, 2022
Average selling price per gram	$4.42	$5.18	Increase or decrease of $1.00 per gram	$3,360	$9,813
Weighted average yield (grams per plant)	38.80	39.16	Increase or decrease by 5 grams per plant	$1,438	$3,219
Weighted average effective yield	91%	89%	Increase of decrease by 5%	$395	$1,104
Cost per gram to complete production	$1.65	$1.52	Increase or decrease of $1.00 per gram	$3,427	$6,607

As of March 31, 2023, the weighted average fair value less cost to complete and cost to sell a gram of dried cannabis produced at the Company’s indoor cannabis cultivation facilities was $2.43 per gram (June 30, 2022 - $3.12 per gram).

During the nine months ended March 31, 2023, the Company’s indoor cannabis biological assets produced 40,707 kilograms of dried cannabis (June 30, 2022 - 73,371 kilograms). As at March 31, 2023, it is expected that the Company’s indoor cannabis biological assets will yield approximately 7,667 kilograms (June 30, 2022 – 14,754 kilograms) of dried cannabis when harvested. As of March 31, 2023, the weighted average stage of growth for indoor biological assets was 44% (June 30, 2022 – 50%).

b) Outdoor cannabis production facilities

As of March 31, 2023, the Company did not have any outdoor cannabis plants included in biological assets.

During the nine months ended March 31, 2023, the Company’s outdoor cannabis biological assets produced 16,314 kilograms (June 30, 2022 - nil) of fresh frozen weight of cannabis.

c) Plant propagation production facilities

The following table highlights the sensitivities and impact of changes in significant assumptions on the fair value of biological assets grown at plant propagation production facilities:

Significant inputs & assumptions	Range of inputs		Sensitivity	Impact on fair value
	March 31, 2023	June 30, 2022		March 31, 2023	June 30, 2022
Average selling price per floral/bedding plant	$7.58	n/a	Increase or decrease by 10%	$1,682	n/a
Average stage of completion in the production process	56%	n/a	Increase or decrease by 10%	$2,295	n/a

As of March 31, 2023, the weighted average fair value per propagation plant was $2.35 per plant.

The Company’s estimates are, by their nature, subject to change, and differences from the anticipated yield will be reflected in the gain or loss on biological assets in future periods.
The changes in the carrying value of biological assets during the period are as follows:

	March 31, 2023	June 30, 2022
	$	$
Opening balance	23,827	20,250
Production costs capitalized	71,326	79,620
Biological assets acquired through business combinations (Note 13)	4,470	232
Sale of biological assets	(18,645)	(387)
Foreign currency translation	(234)	(1,233)
Changes in fair value less cost to sell due to biological transformation	34,129	118,671
Transferred to inventory upon harvest	(92,183)	(193,326)
Ending balance	22,690	23,827

During the nine months ended March 31, 2023, biological assets expensed to cost of goods sold was $18.1 million (year ended June 30, 2022 - $0.4 million), which included $3.5 million (year ended June 30, 2022 - $0.1 million) of non-cash expense related to the changes in fair value of biological assets sold.